Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Allowance for Credit Losses [Abstract]
Opening balance	$ 312	$ 608
Credit loss expense
Charged off		(296)
Closing balance	$ 312	$ 312